Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2019	2018	2017
Current	$571,198	$1,775,477	$788,815
Deferred	892,547	(118,198)	(312,997)
Total	$1,463,745	$1,657,279	$475,818

Schedule of reconciliations statutory income tax rate
	For the Years Ended December 31,
	2019	2018	2017
HK statutory income tax rate	8.25%	8.25%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(8.25)%	(8.25)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	-	(8.53)%	(10.00)%
Effect of additional deduction allowed for R&D expense	(5.31)%	(4.39)%	(2.74)%
Effect of expenses not deductible for tax purposes	4.67%	1.44%	0.81%
Others	(1.40)%	-	2.45%
Total	22.96%	13.52%	15.52%